                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

                              Van Kampen Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/05

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Bond Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/05

BOND FUND
SYMBOL: VBF
------------------------------------------------------------
AVERAGE ANNUAL                        BASED ON      BASED ON
TOTAL RETURNS                       MARKET PRICE      NAV

10-year                                 6.63%        7.01%

5-year                                  8.02         7.82

1-year                                 10.69         8.83
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The NAV per share is determined by dividing the value of the fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the fund's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers BBB Corporate Bond Index is generally representative of corporate bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2005

Van Kampen Bond Fund is managed by the Adviser's Taxable Fixed-Income team.(1) Current team members include Sheila Finnerty, Managing Director of the Adviser; and David S. Horowitz and Gordon W. Loery, Executive Directors of the Adviser.

MARKET CONDITIONS

At the beginning of the period, the Federal Open Market Committee (the "Fed") had just raised the federal funds target rate by 25 basis points to 1.25 percent from its historical low of 1 percent. During the 12-month period ended June 30, 2005, the Fed continued to raise the federal funds target rate at this same "measured pace" of 25 basis point increments at each of its subsequent meetings. By the end of the period, the rate stood at 3.25 percent, and the Fed appeared to be signaling its belief that the prevailing rate was still well below its equilibrium.

Despite the actions of the Fed, most U.S. Treasury yields see-sawed throughout the 12-month period. Two-year Treasury yields steadily increased by just under 100 basis points, while yields on five- and ten-year Treasuries declined by seven and 66 basis points, respectively. This pattern of rising short-term yields and declining longer-term yields resulted in a flattening of the yield curve.

As of the end of the period, it seems that we have yet to see the full effects of the Fed's actions on economic activity. For the most part, the market's concerns over rising energy prices and inflation as well as faltering growth have muted the impact of the Fed's rate increases. And with two-year and five-year Treasuries near the 3.6 percent to 3.7 percent area at quarter-end, the market reflects neither underlying fundamental trends nor a more likely course for Fed policy.

The corporate market was largely quiet during the first half of the period. However, much of this changed in the first quarter of 2005 when GM reported that its earnings would be lower than expected, and when Standard and Poor's eventually followed with a ratings downgrade of both GM and Ford to below investment-grade. During the period, higher- and medium-quality corporates outperformed their lower-quality counterparts. Utilities posted the highest returns, while the financial sector posted the lowest returns.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On a NAV basis, and on a market price basis, the fund outperformed its benchmark index, the Lehman Brothers BBB Corporate Bond Index. (See table below.)

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2005

-----------------------------------------------------------------------
                                             LEHMAN BROTHERS BBB
      BASED ON NAV   BASED ON MARKET PRICE   CORPORATE BOND INDEX

         8.83%              10.69%                   8.17%
-----------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

Within the investment grade portion of the fund, a focus on medium-quality credits helped limit the fund's exposure to underperforming lower-quality bonds. Additionally, an underweight to the financial and energy sectors relative to the Lehman Brothers BBB Corporate Index benefited performance.

During the period, the high yield portion of the fund benefited from advantageous positioning in transportation securities, where our investment discipline had led us to de-emphasize struggling auto and auto related companies. Security selection in wireless communications also enhanced performance. The sector performed well overall, and several of the portfolio's positions were particularly rewarded for their strong fundamentals. In contrast, forest products, housing and manufacturing securities slowed the portfolio's pace. Within housing, exposure to highly leveraged building product companies hindered performance as investors worried about a potential decline in home construction. Forest and manufacturing securities detracted from overall returns mostly due to company-specific reasons.

We also kept the fund's overall interest-rate exposure well below that of the Lehman benchmark during the period. This posture was beneficial as interest rates rose across the short- and intermediate-portions of the curve. That said, we note that during periods of rate declines, this position may have a negative affect on relative performance.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

CHANGES IN INVESTMENT POLICIES

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Trust recently approved a change in its investment policies to allow the Trust to enter into interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Trust expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. The Trust intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Trust may be obligated to pay.

Interest rate swaps involve the exchange by the Trust with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but foregoes the benefit of an interest rate decline below the minimum amount.

An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Trust may enter into credit default swap contracts or credit-linked notes for hedging purposes or to gain exposure to a credit in which the Trust may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer (reference entity). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the reference entity has a credit event such as a bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the reference entity remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the reference entity. A credit-linked note is a synthetic security, typically issued by a special purpose vehicle, that trades like a bond issued by the reference entity but with the economics of the credit default swap. For this security, the buyer of protection sells the note. The buyer of protection (note seller) will pay periodic payments and profit if the reference entity defaults. Unlike the swap, the buyer of protection in a credit-linked note will receive money at the time of transaction from the sale of the note, and will return this money at the contract's maturity if no credit event occurs. Conversely, the seller of protection purchases the notes. As with a credit default swap, the note purchaser (protection seller) receives periodic payments. Unlike the swap transaction, the protection seller must pay for the note at the time of the transaction and will collect this money at the contract's maturity if no credit event occurs.

The Trust will enter into swap, cap or floor transactions only with counterparties approved by the Adviser in accordance with guidelines established by the Trust's Board of Trustees. The Adviser will monitor the creditworthiness of counterparties to the Trust's swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the Trust will have contractual remedies pursuant to the agreements related to the transaction. The Trust may enter into swaps on either an asset-based or liability-based basis, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Trust's obligations over its entitlements with respect to each swap will be accrued on a daily basis and the Trust segregates an amount of cash and/or liquid securities having an aggregate net asset value at least equal to the accrued excess. If the Trust enters into a swap transaction on other than a net basis, the Trust would segregate the full amount accrued on a daily basis of the Trust's obligations with respect to the swap. To the extent the Trust sells (i.e. writes) caps, floors and collars, it will segregate cash and/or liquid securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Trust's net obligations with respect to the caps, floors or collars.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of the market values, interest rates and other applicable factors, the investment performance of the Trust would diminish compared with what it would have been if these investment techniques were not used. The use of swaps, caps, collars and floors may also have the effect of shifting the recognition of income between current and future periods.

RATINGS ALLOCATION AS OF 6/30/05
AAA/Aaa                                                          15.8%
AA/Aa                                                            16.5
A/A                                                              23.1
BBB/Baa                                                          36.5
BB/Ba                                                             7.1
B/B                                                               1.0

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/05
Banking                                                          14.8%
U.S. Government Agency Obligations                               14.3
Electric                                                          8.8
Automotive                                                        6.4
Noncaptive-Consumer Finance                                       5.0
Healthcare                                                        5.0
Wireline Communications                                           4.1
Property & Casualty                                               4.0
Noncaptive-Diversified Finance                                    2.7
Diversified Manufacturing                                         2.7
Life Insurance                                                    2.3
Retail                                                            2.2
Media-Noncable                                                    2.1
Railroads                                                         2.1
Natural Gas Pipelines                                             1.9
Lodging                                                           1.7
Brokerage                                                         1.7
Media-Cable                                                       1.7
Supermarkets                                                      1.3
Gaming                                                            1.2
Environmental & Facilities Services                               1.0
Chemicals                                                         1.0
Tobacco                                                           0.9
Construction Machinery                                            0.9
Consumer Products                                                 0.7
Aerospace & Defense                                               0.6
Entertainment                                                     0.6
Food/Beverage                                                     0.6
Integrated Energy                                                 0.5
Real Estate Investment Trusts                                     0.5
Independent Energy                                                0.5
Transportation Services                                           0.4
Textile                                                           0.4
Technology                                                        0.4
Wireless Telecommunication Services                               0.4
Natural Gas Distributors                                          0.3
Airlines                                                          0.2
Paper                                                             0.2
Home Construction                                                 0.2

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/05
                                       (continued from previous page)
Oil Field Services                                                0.2
Refining                                                          0.1
                                                                -----
Total Long-Term Investments                                      96.6%
Total Short-Term Investments                                      3.4
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. Finally, the Board considered materials it had received in approving a change in the advisory fee rate effective November 1, 2004. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with investment adviser the resources available and used in managing the Fund. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The

Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005

PAR
AMOUNT
(000)     DESCRIPTION                           COUPON         MATURITY            VALUE
--------------------------------------------------------------------------------------------
          CORPORATE BONDS  80.8%
          AEROSPACE & DEFENSE  0.6%
$  407    Raytheon Co. ........................ 4.500%         11/15/07         $    408,357
   875    Raytheon Co. ........................ 8.300          03/01/10            1,015,026
                                                                                ------------
                                                                                   1,423,383
                                                                                ------------
          AIRLINES  0.2%
   220    Continental Airlines, Inc. .......... 6.648          03/15/19              216,867
   324    Continental Airlines, Inc. .......... 6.900          01/02/18              322,825
                                                                                ------------
                                                                                     539,692
                                                                                ------------
          AUTOMOTIVE  6.2%
   275    ArvinMeritor, Inc. .................. 6.800          02/15/09              273,625
   210    ArvinMeritor, Inc. .................. 8.750          03/01/12              219,975
   430    AutoNation, Inc. .................... 9.000          08/01/08              471,925
    60    DaimlerChrysler NA Holding Corp. .... 7.300          01/15/12               67,134
 1,280    DaimlerChrysler NA Holding Corp. .... 8.500          01/18/31            1,626,464
   365    Ford Motor Co. ...................... 7.450          07/16/31              305,487
 2,730    Ford Motor Credit Co. ............... 7.250          10/25/11            2,630,243
 3,405    General Motors Acceptance Corp. ..... 6.875          09/15/11            3,146,959
 2,635    General Motors Acceptance Corp. ..... 8.000          11/01/31            2,357,303
   100    General Motors Corp. ................ 7.125          07/15/13               90,000
 3,010    General Motors Corp. ................ 8.375          07/15/33            2,528,400
   240    Lear Corp. .......................... 8.110          05/15/09              248,374
                                                                                ------------
                                                                                  13,965,889
                                                                                ------------
          BANKING  14.6%
 2,230    Bank of America Corp. ............... 3.375          02/17/09            2,175,167
 2,250    Bank of Scotland, 144A-Private
          Placement (United Kingdom) (a)....... 3.500          11/30/07            2,222,460
   545    Citigroup, Inc. ..................... 6.000          02/21/12              595,966
 2,150    Citigroup, Inc. ..................... 5.625          08/27/12            2,299,864
 3,340    JPMorgan Chase & Co. ................ 6.750          02/01/11            3,698,028
 2,250    KeyCorp. ............................ 6.750          03/15/06            2,291,013
 2,255    M & I Marshall & Ilsley Bank......... 3.800          02/08/08            2,238,414
   400    MBNA America Bank NA................. 7.125          11/15/12              460,582
 1,625    MBNA Corp. .......................... 6.125          03/01/13            1,773,525
 1,635    MBNA Corp. (Floating Rate)........... 3.640          05/05/08            1,645,927
 2,315    National City Bank................... 3.375          10/15/07            2,291,630
 2,195    SunTrust Banks, Inc. ................ 5.050          07/01/07            2,230,809
 2,250    U.S. Bancorp......................... 3.950          08/23/07            2,247,608
   885    Wachovia Corp. ...................... 4.950          11/01/06              894,756
 1,350    Wachovia Corp. ...................... 3.625          02/17/09            1,328,480
   925    Washington Mutual Bank FA............ 5.500          01/15/13              970,158
   900    Washington Mutual, Inc. ............. 8.250          04/01/10            1,034,661
 2,190    Wells Fargo & Co. ................... 5.125          02/15/07            2,227,061
                                                                                ------------
                                                                                  32,626,109
                                                                                ------------

See Notes to Financial Statements                                             13

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                           COUPON         MATURITY            VALUE
--------------------------------------------------------------------------------------------
          BROKERAGE  1.7%
$  185    Goldman Sachs Group, Inc. ........... 5.250%         10/15/13         $    191,222
 2,000    Lehman Brothers Holdings, Inc. ...... 8.500          05/01/07            2,154,232
   903    World Financial Prop., 144A-Private
          Placement (a)........................ 6.910          09/01/13              979,351
   411    World Financial Prop., 144A-Private
          Placement (a)........................ 6.950          09/01/13              445,301
                                                                                ------------
                                                                                   3,770,106
                                                                                ------------
          CHEMICALS  1.0%
   640    ICI Wilmington, Inc. ................ 4.375          12/01/08              635,635
 1,470    Sealed Air Corp., 144A-Private
          Placement (a)........................ 5.625          07/15/13            1,512,970
                                                                                ------------
                                                                                   2,148,605
                                                                                ------------
          CONSTRUCTION MACHINERY  0.9%
 2,045    Caterpillar Financial Services Corp.,
          Ser F................................ 3.625          11/15/07            2,020,476
                                                                                ------------

          CONSUMER PRODUCTS  0.7%
 1,495    Clorox Co. (Floating Rate)........... 3.525          12/14/07            1,498,026
                                                                                ------------

          DIVERSIFIED MANUFACTURING  2.6%
   795    Brascan Corp. (Canada)............... 7.125          06/15/12              895,556
 1,275    Cooper Industries, Inc. ............. 5.250          07/01/07            1,298,909
   705    Hutchison Whampoa International Ltd.,
          144A-Private Placement (Cayman
          Islands) (a)......................... 5.450          11/24/10              729,447
   950    Hutchison Whampoa International Ltd.,
          144A-Private Placement (Cayman
          Islands) (a)......................... 6.500          02/13/13            1,033,267
 1,845    United Technologies Corp. ........... 4.375          05/01/10            1,864,070
                                                                                ------------
                                                                                   5,821,249
                                                                                ------------
          ELECTRIC  8.7%
   795    Arizona Public Service Co. .......... 6.750          11/15/06              822,036
 1,250    Arizona Public Service Co. .......... 5.800          06/30/14            1,345,156
   805    Carolina Power & Light Co. .......... 6.800          08/15/07              846,431
   670    CC Funding Trust I................... 6.900          02/16/07              698,131
   625    Cincinnati Gas & Electric Co. ....... 5.700          09/15/12              669,054
   865    Detroit Edison Co. .................. 6.125          10/01/10              934,582
   400    Detroit Edison Co., Ser A,
          144A-Private Placement (a)........... 4.800          02/15/15              403,076
   960    Duquesne Light Co., Ser O............ 6.700          04/15/12            1,080,941
   655    Entergy Gulf States, Inc. ........... 3.600          06/01/08              641,641
 1,600    Entergy Gulf States, Inc. (Floating
          Rate)................................ 3.730          12/01/09            1,605,315
 1,660    Exelon Corp. ........................ 6.750          05/01/11            1,845,727
 1,290    FPL Group Capital, Inc. ............. 3.250          04/11/06            1,283,795

 14                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                           COUPON         MATURITY            VALUE
--------------------------------------------------------------------------------------------
          ELECTRIC (CONTINUED)
$  255    Indianapolis Power & Light Co.,
          144A-Private Placement (a)........... 6.300%         07/01/13         $    278,024
   545    Monongahela Power Co. ............... 5.000          10/01/06              549,575
   253    Nevada Power Co. .................... 9.000          08/15/13              285,890
 1,323    Niagara Mohawk Power Corp., Ser F.... 7.625          10/01/05            1,335,342
   875    NiSource Finance Corp. .............. 7.625          11/15/05              886,556
   900    NiSource Finance Corp. (Floating
          Rate)................................ 3.854          11/23/09              904,423
 1,215    Pacific Gas & Electric Co. .......... 6.050          03/01/34            1,343,814
    80    PSE&G Energy Holdings, LLC........... 7.750          04/16/07               83,000
   650    PSE&G Energy Holdings, LLC........... 8.625          02/15/08              693,875
    75    Reliant Energy, Inc. ................ 6.750          12/15/14               73,687
   255    TXU Corp., Ser J..................... 6.375          06/15/06              260,591
   560    Wisconsin Electric Power............. 3.500          12/01/07              551,616
                                                                                ------------
                                                                                  19,422,278
                                                                                ------------
          ENTERTAINMENT  0.6%
   930    Time Warner, Inc. ................... 6.875          05/01/12            1,050,880
   235    Time Warner, Inc. ................... 7.700          05/01/32              298,238
                                                                                ------------
                                                                                   1,349,118
                                                                                ------------
          ENVIRONMENTAL & FACILITIES
          SERVICES  1.0%
 1,500    Waste Management, Inc. .............. 7.000          10/15/06            1,551,013
   550    Waste Management, Inc. .............. 7.375          08/01/10              615,695
                                                                                ------------
                                                                                   2,166,708
                                                                                ------------
          FOOD/BEVERAGE  0.6%
 1,155    Kraft Foods, Inc. ................... 5.625          11/01/11            1,226,881
                                                                                ------------

          GAMING  1.2%
   780    Harrah's Operating Co., Inc.,
          144A-Private Placement (a)........... 5.625          06/01/15              795,968
 1,220    MGM Mirage, Inc. .................... 8.500          09/15/10            1,360,300
   455    MGM Mirage, Inc. .................... 6.750          09/01/12              470,925
                                                                                ------------
                                                                                   2,627,193
                                                                                ------------
          HEALTHCARE  4.9%
 3,205    Aetna, Inc. ......................... 7.375          03/01/06            3,272,395
   260    AmerisourceBergen Corp. ............. 8.125          09/01/08              283,400
   435    Fisher Scientific International,
          Inc., 144A-Private Placement......... 6.750          08/15/14              456,750
   205    HCA, Inc. ........................... 7.875          02/01/11              226,072
   800    HCA, Inc. ........................... 6.300          10/01/12              823,187
   285    HCA, Inc. ........................... 7.190          11/15/15              308,991
 1,835    Health Net, Inc. .................... 9.875          04/15/11            2,192,130
   620    Tenet Healthcare Corp. .............. 7.375          02/01/13              615,350
   505    Tenet Healthcare Corp. .............. 6.875          11/15/31              426,725
 1,130    UnitedHealth Group, Inc. ............ 5.200          01/17/07            1,148,595

See Notes to Financial Statements                                             15

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                           COUPON         MATURITY            VALUE
--------------------------------------------------------------------------------------------
          HEALTHCARE (CONTINUED)
$  650    Wellpoint, Inc. ..................... 3.750%         12/14/07         $    642,000
   590    Wellpoint, Inc. ..................... 4.250          12/15/09              587,980
                                                                                ------------
                                                                                  10,983,575
                                                                                ------------
          HOME CONSTRUCTION  0.2%
   460    Beazer Homes USA, Inc., 144A-Private
          Placement (a)........................ 6.875          07/15/15              457,700
                                                                                ------------

          INDEPENDENT ENERGY  0.5%
   285    Kerr-McGee Corp. .................... 5.875          09/15/06              290,091
   470    Kerr-McGee Corp. .................... 6.625          10/15/07              486,051
   210    Kerr-McGee Corp. .................... 7.875          09/15/31              240,179
                                                                                ------------
                                                                                   1,016,321
                                                                                ------------
          INTEGRATED ENERGY  0.5%
   230    Consumers Energy Co., Ser B.......... 5.375          04/15/13              238,949
   790    Consumers Energy Co., Ser F.......... 4.000          05/15/10              771,316
   190    Consumers Energy Co., Ser H.......... 4.800          02/17/09              192,524
                                                                                ------------
                                                                                   1,202,789
                                                                                ------------
          LIFE INSURANCE  2.2%
   315    Equitable Cos. ...................... 6.500          04/01/08              333,754
   475    John Hancock Financial Services,
          Inc. ................................ 5.625          12/01/08              496,654
 2,365    Marsh & McLennan Cos., Inc. ......... 5.875          08/01/33            2,261,725
   105    Metlife, Inc. ....................... 6.125          12/01/11              114,184
 1,030    Monumental Global Funding II,
          144A-Private Placement (a)........... 3.850          03/03/08            1,021,488
   585    Nationwide Financial Services,
          Inc. ................................ 6.250          11/15/11              645,216
   100    Prudential Holdings, LLC,
          144A-Private Placement (a)........... 7.245          12/18/23              124,283
                                                                                ------------
                                                                                   4,997,304
                                                                                ------------
          LODGING  1.7%
 1,325    Hyatt Equities, LLC, 144A-Private
          Placement (a)........................ 6.875          06/15/07            1,367,860
   375    Marriott International, Inc., Ser
          E.................................... 7.000          01/15/08              398,730
   185    Starwood Hotels & Resorts Worldwide,
          Inc. ................................ 7.375          05/01/07              194,250
 1,620    Starwood Hotels & Resorts Worldwide,
          Inc. ................................ 7.875          05/01/12            1,834,650
                                                                                ------------
                                                                                   3,795,490
                                                                                ------------
          MEDIA-CABLE  1.6%
   490    Comcast Cable Communications,
          Inc. ................................ 8.375          05/01/07              525,874
 1,785    Comcast Cable Communications,
          Inc. ................................ 6.750          01/30/11            1,971,611
    90    Comcast Cable Communications,
          Inc. ................................ 7.125          06/15/13              103,301
    50    Comcast Corp. ....................... 6.500          01/15/15               55,833
   935    Echostar DBS Corp. .................. 6.375          10/01/11              931,494
    35    Echostar DBS Corp. .................. 6.625          10/01/14               34,738
                                                                                ------------
                                                                                   3,622,851
                                                                                ------------

 16                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                           COUPON         MATURITY            VALUE
--------------------------------------------------------------------------------------------
          MEDIA-NONCABLE  2.1%
$2,500    Clear Channel Communications,
          Inc. ................................ 7.250%         10/15/27         $  2,501,248
   950    Interpublic Group of Cos., Inc. ..... 5.400          11/15/09              908,233
   970    News America Holdings, Inc. ......... 8.875          04/26/23            1,270,637
                                                                                ------------
                                                                                   4,680,118
                                                                                ------------
          NATURAL GAS DISTRIBUTORS  0.2%
   550    Sempra Energy........................ 4.621          05/17/07              552,843
                                                                                ------------

          NATURAL GAS PIPELINES  1.9%
   285    Consolidated Natural Gas Co. ........ 5.000          03/01/14              289,605
   765    Consolidated Natural Gas Co., Ser
          A.................................... 5.000          12/01/14              775,335
 1,065    Consolidated Natural Gas Co., Ser
          C.................................... 6.250          11/01/11            1,163,445
   945    Ras Laffan Liquefied Natural Gas Co.,
          Ltd., 144A-Private Placement (Qatar)
          (a).................................. 8.294          03/15/14            1,129,653
   675    Texas Eastern Transmission Corp. .... 7.000          07/15/32              828,155
                                                                                ------------
                                                                                   4,186,193
                                                                                ------------
          NONCAPTIVE-CONSUMER FINANCE  4.9%
 1,000    American Express Co. ................ 4.750          06/17/09            1,021,226
   230    American General Finance Corp. ...... 4.625          05/15/09              231,378
 2,000    American General Finance Corp. ...... 4.625          09/01/10            2,011,676
 2,245    Countrywide Home Loans, Inc. ........ 3.250          05/21/08            2,181,289
 1,000    HSBC Finance Corp. .................. 7.875          03/01/07            1,059,291
   150    HSBC Finance Corp. .................. 8.000          07/15/10              173,262
 1,555    HSBC Finance Corp. .................. 6.750          05/15/11            1,728,079
 1,230    Residential Capital Corp.,
          144A-Private Placement (a)........... 6.375          06/30/10            1,237,223
 1,330    SLM Corp. ........................... 5.000          10/01/13            1,364,644
                                                                                ------------
                                                                                  11,008,068
                                                                                ------------
          NONCAPTIVE-DIVERSIFIED FINANCE  2.6%
   415    CIT Group, Inc. ..................... 7.375          04/02/07              437,402
   415    CIT Group, Inc. ..................... 3.650          11/23/07              409,395
    90    General Electric Capital Corp., Ser
          A.................................... 5.875          02/15/12               97,454
 2,100    General Electric Capital Corp., Ser
          A.................................... 4.750          09/15/14            2,137,577
   415    General Electric Capital Corp., Ser
          A.................................... 6.750          03/15/32              513,862
 2,240    Nationwide Building Society,
          144A-Private Placement (United
          Kingdom) (a)......................... 4.250          02/01/10            2,236,718
                                                                                ------------
                                                                                   5,832,408
                                                                                ------------
          OIL FIELD SERVICES  0.2%
   280    Panhandle Eastern Pipe Line Co., Ser
          B.................................... 2.750          03/15/07              272,804
   145    Plains Exploration & Production
          Co. ................................. 7.125          06/15/14              155,875
                                                                                ------------
                                                                                     428,679
                                                                                ------------
          PAPER  0.2%
   455    Weyerhaeuser Co. .................... 6.000          08/01/06              463,224
                                                                                ------------

See Notes to Financial Statements                                             17

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                           COUPON         MATURITY            VALUE
--------------------------------------------------------------------------------------------
          PROPERTY & CASUALTY  3.9%
$1,195    AIG Sunamerica Global Financial,
          144A-Private Placement (a)........... 6.300%         05/10/11         $  1,304,025
 1,545    Farmers Exchange Capital,
          144A-Private Placement (a)........... 7.050          07/15/28            1,675,692
 1,230    Farmers Insurance Exchange Surplus,
          144A-Private Placement (a)........... 8.625          05/01/24            1,530,822
   125    Hartford Financial Services Group,
          Inc. ................................ 2.375          06/01/06              122,794
 1,800    Mantis Reef Ltd., 144A-Private
          Placement (Australia) (a)............ 4.692          11/14/08            1,806,829
 1,415    St. Paul Travelers Cos., Inc. ....... 5.010          08/16/07            1,433,350
   890    Two-Rock Pass Through Trust,
          144A-Private Placement (Bermuda)
          (Variable Rate Coupon) (a)........... 4.190          02/11/49              883,378
                                                                                ------------
                                                                                   8,756,890
                                                                                ------------
          RAILROADS  2.1%
   745    Burlington Northern Santa Fe Railway
          Co. ................................. 4.575          01/15/21              751,651
 1,000    CSX Corp. ........................... 6.750          03/15/11            1,105,280
 2,600    Union Pacific Corp. ................. 6.625          02/01/08            2,748,967
                                                                                ------------
                                                                                   4,605,898
                                                                                ------------
          REAL ESTATE INVESTMENT TRUSTS  0.5%
   250    EOP Operating LP..................... 4.750          03/15/14              245,533
   850    Reckson Operating Partnership LP..... 5.150          01/15/11              863,586
                                                                                ------------
                                                                                   1,109,119
                                                                                ------------
          REFINING  0.1%
   250    Vintage Petroleum, Inc. ............. 7.875          05/15/11              265,000
                                                                                ------------

          RETAIL  2.1%
   250    CVS Corp. ........................... 5.625          03/15/06              252,627
   270    CVS Corp. ........................... 3.875          11/01/07              268,844
 1,500    Federated Department Stores, Inc. ... 6.625          09/01/08            1,600,661
   500    Federated Department Stores, Inc. ... 6.300          04/01/09              531,384
   705    J.C. Penney Co., Inc. ............... 7.400          04/01/37              764,925
 1,275    May Department Stores Co. ........... 5.950          11/01/08            1,332,491
                                                                                ------------
                                                                                   4,750,932
                                                                                ------------
          SUPERMARKETS  1.3%
 1,690    Albertson's, Inc. ................... 7.450          08/01/29            1,930,206
   785    Safeway, Inc. ....................... 7.250          02/01/31              911,850
                                                                                ------------
                                                                                   2,842,056
                                                                                ------------
          TECHNOLOGY  0.4%
   622    Iron Mountain, Inc. ................. 7.750          01/15/15              628,220
   295    Iron Mountain, Inc. ................. 6.625          01/01/16              274,350
                                                                                ------------
                                                                                     902,570
                                                                                ------------
          TEXTILE  0.4%
   810    Mohawk Industries, Inc., Ser D....... 7.200          04/15/12              927,032
                                                                                ------------

 18                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                           COUPON         MATURITY            VALUE
--------------------------------------------------------------------------------------------
          TOBACCO  0.9%
$  850    Altria Group, Inc. .................. 7.000%         11/04/13         $    952,759
   890    Altria Group, Inc. .................. 7.750          01/15/27            1,071,788
                                                                                ------------
                                                                                   2,024,547
                                                                                ------------
          TRANSPORTATION SERVICES  0.4%
 1,000    FedEx Corp. ......................... 2.650          04/01/07              974,351
                                                                                ------------

          WIRELESS TELECOMMUNICATION
          SERVICES  0.4%
   745    New Cingular Wireless Services,
          Inc. ................................ 7.875          03/01/11              866,820
                                                                                ------------

          WIRELINE COMMUNICATIONS  4.0%
 1,720    AT&T Corp. .......................... 9.750          11/15/31            2,246,750
 1,095    Cox Communications, Inc. ............ 4.625          01/15/10            1,093,213
 1,330    Deutsche Telekom International
          Finance BV (Netherlands)............. 8.750          06/15/30            1,806,385
 1,305    France Telecom SA (France)........... 8.500          03/01/31            1,825,140
   965    Sprint Capital Corp. ................ 8.750          03/15/32            1,346,621
   590    Verizon New England, Inc. ........... 6.500          09/15/11              642,499
                                                                                ------------
                                                                                   8,960,608
                                                                                ------------
          TOTAL CORPORATE BONDS  80.8%.......................................    180,819,099
                                                                                ------------

          UNITED STATES GOVERNMENT AGENCY
          OBLIGATIONS  14.1%
 6,980    United States Treasury Bonds......... 6.125          08/15/29            8,914,500
 1,500    United States Treasury Bonds......... 6.375          08/15/27            1,945,254
15,260    United States Treasury Bonds
          (STRIPS).............................   *      02/15/25 to 02/15/27      6,408,433
13,900    United States Treasury Notes......... 4.250          08/15/13           14,251,851
                                                                                ------------
          TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS..................     31,520,038
                                                                                ------------
TOTAL LONG-TERM INVESTMENTS  94.9%
  (Cost $204,578,317)........................................................    212,339,137
                                                                                ------------

SHORT-TERM INVESTMENTS  3.3%

REPURCHASE AGREEMENT  3.2%
          State Street Bank & Trust Co. ($7,138,000 par collateralized by
          U.S. Government obligations in a pooled cash account, interest rate
          of 3.25%, dated 06/30/05, to be sold on 07/01/05 at $7,138,644)....      7,138,000

See Notes to Financial Statements                                             19

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

DESCRIPTION                                                                            VALUE
------------------------------------------------------------------------------------------------
        x
U.S. GOVERNMENT AGENCY OBLIGATIONS  0.1%
United States Treasury Bills ($300,000 par, yielding 2.837%, 07/14/05 maturity)
(b)..............................................................................   $    299,693
                                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS  3.3%
  (Cost $7,437,695)..............................................................      7,437,693
                                                                                    ------------

TOTAL INVESTMENTS  98.2%
  (Cost $212,016,012)............................................................    219,776,830

OTHER ASSETS IN EXCESS OF LIABILITIES  1.8%......................................      3,983,888
                                                                                    ------------

NET ASSETS  100.0%...............................................................   $223,760,718
                                                                                    ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

STRIPS--Separate Trading of Registered Interest and Principal of Securities.

 20                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Total Investments (Cost $212,016,012).......................  $219,776,830
Cash........................................................       445,830
Receivables:
  Interest..................................................     3,209,092
  Investments Sold..........................................     1,534,837
Other.......................................................        26,342
                                                              ------------
    Total Assets............................................   224,992,931
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       682,543
  Income Distributions......................................       148,003
  Investment Advisory Fee...................................        77,283
  Variation Margin on Futures...............................        17,906
  Other Affiliates..........................................         2,462
Trustees' Deferred Compensation and Retirement Plans........       191,629
Accrued Expenses............................................       112,387
                                                              ------------
    Total Liabilities.......................................     1,232,213
                                                              ------------
NET ASSETS..................................................  $223,760,718
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($223,760,718 divided by
  11,362,465 shares outstanding)............................  $      19.69
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($1.00 par value with 15,000,000 shares
  authorized, 11,362,465 shares issued and outstanding).....  $ 11,362,465
Paid in Surplus.............................................   207,602,030
Net Unrealized Appreciation.................................     7,764,627
Accumulated Undistributed Net Investment Income.............    (1,077,256)
Accumulated Net Realized Loss...............................    (1,891,148)
                                                              ------------
NET ASSETS..................................................  $223,760,718
                                                              ============

See Notes to Financial Statements                                             21

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended June 30, 2005

INVESTMENT INCOME:
Interest....................................................  $12,213,278
Other.......................................................       45,740
                                                              -----------
    Total Income............................................   12,259,018
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      983,763
Shareholder Services........................................       72,260
Trustees' Fees and Related Expenses.........................       65,471
Custody.....................................................       30,159
Legal.......................................................       10,461
Other.......................................................      184,311
                                                              -----------
    Total Expenses..........................................    1,346,425
    Less Credits Earned on Cash Balances....................        1,460
                                                              -----------
    Net Expenses............................................    1,344,965
                                                              -----------
NET INVESTMENT INCOME.......................................  $10,914,053
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 6,278,581
  Futures...................................................   (1,506,063)
                                                              -----------
Net Realized Gain...........................................    4,772,518
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    5,653,917
                                                              -----------
  End of the Period:
    Investments.............................................    7,760,818
    Futures.................................................        3,809
                                                              -----------
                                                                7,764,627
                                                              -----------
Net Unrealized Appreciation During the Period...............    2,110,710
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 6,883,228
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $17,797,281
                                                              ===========

 22                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE          FOR THE
                                                              YEAR ENDED       YEAR ENDED
                                                             JUNE 30, 2005    JUNE 30, 2004
                                                             ------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income......................................  $ 10,914,053     $ 11,670,919
Net Realized Gain..........................................     4,772,518        7,713,003
Net Unrealized Appreciation/Depreciation During the
  Period...................................................     2,110,710      (13,804,682)
                                                             ------------     ------------
Change in Net Assets from Operations.......................    17,797,281        5,579,240
Distributions from Net Investment Income...................   (11,589,525)     (12,726,925)
                                                             ------------     ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES........     6,207,756       (7,147,685)
NET ASSETS:
Beginning of the Period....................................   217,552,962      224,700,647
                                                             ------------     ------------
End of the Period (Including accumulated undistributed net
  investment income of $(1,077,256) and $(1,097,551),
  respectively)............................................  $223,760,718     $217,552,962
                                                             ============     ============

See Notes to Financial Statements                                             23

VAN KAMPEN BOND FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              --------------------------
                                                               2005      2004      2003
                                                              --------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $19.15    $19.78    $18.78
                                                              ------    ------    ------
  Net Investment Income.....................................     .96      1.03      1.10
  Net Realized and Unrealized Gain/Loss.....................     .60      (.54)     1.11
                                                              ------    ------    ------
Total from Investment Operations............................    1.56       .49      2.21
Less Distributions from Net Investment Income...............    1.02      1.12      1.21
                                                              ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........................  $19.69    $19.15    $19.78
                                                              ======    ======    ======

Common Share Market Price at End of the Period..............  $17.80    $17.02    $19.57
Total Return (b)............................................  10.69%    -7.44%    12.67%
Net Assets at End of the Period (In millions)...............  $223.8    $217.6    $224.7
Ratio of Expenses to Average Net Assets.....................    .60%      .65%      .65%
Ratio of Net Investment Income to Average Net Assets........   4.90%     5.24%     5.79%
Portfolio Turnover..........................................     61%       41%       57%

(a) As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by $.04, increase net realized and unrealized gains and losses per share by $.04 and decrease the ratio of net investment income to average net assets by .24%. Per share, ratios and supplemental data for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

(b) Total return based on common share market price assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

YEAR ENDED JUNE 30,
-----------------------------------------------------------------------
     2002 (a)    2001     2000     1999       1998      1997     1996
-----------------------------------------------------------------------
      $19.41    $18.70   $19.59   $ 21.16   $  20.26   $19.97   $ 20.41
      ------    ------   ------   -------   --------   ------   -------
        1.26      1.40     1.43      1.41       1.48     1.56      1.54
        (.56)      .68     (.93)    (1.56)       .93      .27      (.44)
      ------    ------   ------   -------   --------   ------   -------
         .70      2.08      .50      (.15)      2.41     1.83      1.10
        1.33      1.37     1.39      1.42       1.51     1.54      1.54
      ------    ------   ------   -------   --------   ------   -------
      $18.78    $19.41   $18.70   $ 19.59   $  21.16   $20.26   $ 19.97
      ======    ======   ======   =======   ========   ======   =======

      $18.50    $19.15   $16.75   $17.875   $19.6875   $19.25   $18.125
       3.50%    23.10%    1.88%    -2.45%     10.08%   15.06%     2.61%
      $213.4    $220.5   $212.4   $ 222.6   $  240.4   $230.2   $ 226.9
        .65%      .68%     .64%      .66%       .65%     .68%      .67%
       6.39%     7.25%    7.48%     6.79%      7.04%    7.70%     7.47%
        107%       88%      71%       10%        27%       8%       11%

See Notes to Financial Statements                                             25

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Bond Fund (the "Fund") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek interest income while conserving capital through investing in a diversified portfolio consisting primarily of high-quality debt securities.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Listed securities and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with its custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At June 30, 2005, there were no when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Premiums are amortized and discounts are accreted over the expected life of each applicable security.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At June 30, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $1,768,004, which will expire on June 30, 2011.

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $213,052,149
                                                              ============
Gross tax unrealized appreciation...........................  $  8,570,762
Gross tax unrealized depreciation...........................    (1,846,081)
                                                              ------------
Net tax unrealized appreciation on investments..............  $  6,724,681
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays quarterly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended June 30, 2005 and 2004 was as follows:

                                                                 2005           2004
Distributions paid from:
  Ordinary income...........................................  $11,599,970    $12,568,477
  Long-term capital gain....................................          -0-            -0-
                                                              -----------    -----------
                                                              $11,599,970    $12,568,477
                                                              ===========    ===========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to consent fee income received from tender offers totaling $42,620 and the recognition of net realized losses on paydowns of mortgage pool obligations totaling $7,801 were reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, a permanent difference relating to book to tax amortization differences totaling $730,586 was reclassified to accumulated undistributed net investment income from accumulated net realized loss.

    As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $157,731

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 continued

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions and gains or losses recognized for tax purposes on open future transactions on June 30, 2005.

F. EXPENSE REDUCTIONS During the year ended June 30, 2005, the Fund's custody fee was reduced by $1,460 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .42%
Over $500 million...........................................     .35%

    Effective November 1, 2004, the investment advisory fee was reduced from ..50% for the first $150 million, .45% for the next $100 million, .40% for the next $100 million, and .35% for any average daily net assets greater than $350 million.

    For the year ended June 30, 2005, the Fund recognized expenses of approximately $8,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended June 30, 2005, the Fund recognized expenses of approximately $15,500, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 continued

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $128,981,536 and $128,981,905, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended June 30, 2005, were as follows:

                                                              CONTRACTS
Outstanding at June 30, 2004................................      325
Futures Opened..............................................    1,982
Futures Closed..............................................   (1,907)
                                                               ------
Outstanding at June 30, 2005................................      400
                                                               ======

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 continued

    The futures contracts outstanding as of June 30, 2005 and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures, September 2005
  (Current Notional Value of $113,469 per contract).........      28         $ 36,587
SHORT CONTRACTS:
U.S. Treasury Notes 2-Year Futures, September 2005
  (Current Notional Value of $207,688 per contract).........     221               49
U.S. Treasury Notes 5-Year Futures, September 2005
  (Current Notional Value of $108,891 per contract).........     151          (32,827)
                                                                 ---         --------
                                                                 400         $  3,809
                                                                 ===         ========

5. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Van Kampen Bond Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Bond Fund (the "Fund"), including the portfolio of investments, as of June 30, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the six years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Fund's financial highlights for the periods ended prior to June 30, 2000, were audited by other auditors whose report, dated July 23, 1999 expressed an unqualified opinion on those financial statements.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Bond Fund as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
August 11, 2005

VAN KAMPEN BOND FUND

DIVIDEND REINVESTMENT PLAN

    The Fund pays distributions in cash, but if you own more than 100 shares in your own name, you may elect to participate in the Fund's dividend reinvestment plan (the "Plan"). Under the Plan, shares will be issued by the Fund at net asset value on a date determined by the Board of Trustees between the record and payable dates on each distribution; however, if the market price including brokerage commissions, is less than the net asset value, the amount of the distribution will be paid to the Plan Agent, which will buy such shares as are available at prices below the net asset value. (If the market price is not significantly less than the net asset value, it is possible that open market purchases of shares may increase the market price so that such price plus brokerage commissions would equal or exceed the net asset value of such shares.) If the Plan Agent cannot buy the necessary shares at less than net asset value before the distribution date, the balance of the distribution will be made in authorized but unissued shares of the Fund at net asset value. The cost per share will be the average cost, including brokerage commissions, of all shares purchased. Since all shares purchased from the Fund are at net asset value, there will be no dilution, and no brokerage commissions are charged on such shares.

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gain distributions does not relieve you of any income tax which may be payable (or required to be withheld) on dividends or distributions.

    You may begin or discontinue participation in the Plan at any time by written notice to the address below. If you withdraw from the Plan, you may rejoin at any time if you own the required 100 shares. Elections and terminations will be effective for distributions declared after receipt. If you withdraw from the Plan, a certificate for the whole shares and a check for the fractional shares, if any, credited to your Plan account will be sent as soon as practicable after receipt of your election to withdraw. Except for brokerage commissions, if any, which are borne by Plan participants, all costs of the Plan are borne by the Fund. The Fund reserves the right to amend or terminate the Plan on 30 days' written notice prior to the record date of the distribution for which such amendment or termination is effective.

    Record stockholders should address all notices, correspondence, questions or other communications about the Plan to:

                         EquiServe Trust Company, N.A.
                      c/o Computershare Investor Services
                                  PO Box 43010
                      Providence, Rhode Island 02940-3010
                                 1-800-821-1238

    If your shares are not held directly in your name, you should contact your brokerage firm, bank or other nominee for more information and to see if your nominee will participate in the Plan on your behalf. If you participate through your broker and choose to move your account to another broker, you will need to re-enroll in the Plan through your new broker.

VAN KAMPEN BOND FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N.A.
C/O COMPUTERSHARE INVESTOR SERVICES
P.O. Box 43010
Providence, Rhode Island 02940-3010

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN BOND FUND

RESULTS OF SHAREHOLDER VOTES

The Annual Meeting of Shareholders of the Fund was held on June 22, 2005, where shareholders voted on the election of trustees.

With regards to the election of the following trustees by the common shareholders of the Fund:

                                                                      # OF SHARES
                                                             -----------------------------
                                                             IN FAVOR             WITHHELD
------------------------------------------------------------------------------------------
David C. Arch..............................................  9,695,693            549,614
Jerry D. Choate............................................  9,689,037            556,270
Howard J Kerr..............................................  9,689,221            556,086
Suzanne H. Woolsey.........................................  9,651,269            594,038

The other trustees of the Fund whose terms did not expire in 2005 are Rod Dammeyer, Linda Hutton Heagy, R. Craig Kennedy, Mitchell M. Merin, Jack E. Nelson, Richard F. Powers, III, Hugo Sonnenschein, and Wayne W. Whalen.

VAN KAMPEN BOND FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees of the Funds generally serve three year terms or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)              Trustee      Trustee     Chairman and Chief             82       Trustee/Director/Managing
Blistex Inc.                                 since 1997  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

Jerry D. Choate (66)            Trustee      Trustee     Prior to January 1999,         80       Trustee/Director/Managing
33971 Selva Road                             since 2003  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

VAN KAMPEN BOND FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)               Trustee      Trustee     President of CAC, L.L.C.,      82       Trustee/Director/Managing
CAC, L.L.C.                                  since 1997  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., Ventana Medical
                                                         to February 2001, Vice                  Systems, Inc., and GATX
                                                         Chairman and Director of                Corporation, and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to
                                                         distributor of wire,                    January 2005, Trustee of
                                                         cable and communications                the University of Chicago
                                                         connectivity products.                  Hospitals and Health
                                                         Prior to July 2000,                     Systems. Prior to April
                                                         Managing Partner of                     2004, Director of
                                                         Equity Group Corporate                  TheraSense, Inc. Prior to
                                                         Investment (EGI), a                     January 2004, Director of
                                                         company that makes                      TeleTech Holdings Inc.
                                                         private investments in                  and Arris Group, Inc.
                                                         other companies.                        Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).

VAN KAMPEN BOND FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)         Trustee      Trustee     Managing Partner of            80       Trustee/Director/Managing
Heidrick & Struggles                         since 2003  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (53)           Trustee      Trustee     Director and President of      80       Trustee/Director/Managing
1744 R Street, NW                            since 2003  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (69)              Trustee      Trustee     Prior to 1998, President       82       Trustee/Director/Managing
736 North Western Avenue                     since 1997  and Chief Executive                     General Partner of funds
P.O. Box 317                                             Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                    Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN BOND FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)             Trustee      Trustee     President of Nelson            80       Trustee/Director/Managing
423 Country Club Drive                       since 2003  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (64)       Trustee      Trustee     President Emeritus and         82       Trustee/Director/Managing
1126 E. 59th Street                          since 1997  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (63)  Trustee      Trustee     Chief Communications           80       Trustee/Director/Managing
815 Cumberstone Road                         since 2003  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

VAN KAMPEN BOND FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (52)         Trustee and  Trustee     President of funds in the      80       Trustee/Director/Managing
1221 Avenue of the Americas     President    since       Fund Complex. Chairman,                 General Partner of funds
New York, NY 10020                           2003;       President, Chief                        in the Fund Complex.
                                             President   Executive Officer and
                                             since 2002  Director of the Adviser
                                                         and Van Kampen Advisors
                                                         Inc. since December 2002.
                                                         Chairman, President and
                                                         Chief Executive Officer
                                                         of Van Kampen Investments
                                                         since December 2002.
                                                         Director of Van Kampen
                                                         Investments since
                                                         December 1999. Chairman
                                                         and Director of Van
                                                         Kampen Funds Inc. since
                                                         December 2002. President,
                                                         Director and Chief
                                                         Operating Officer of
                                                         Morgan Stanley Investment
                                                         Management since December
                                                         1998. President and
                                                         Director since April 1997
                                                         and Chief Executive
                                                         Officer since June 1998
                                                         of Morgan Stanley
                                                         Investment Advisors Inc.
                                                         and Morgan Stanley
                                                         Services Company Inc.
                                                         Chairman, Chief Executive
                                                         Officer and Director of
                                                         Morgan Stanley
                                                         Distributors Inc. since
                                                         June 1998. Chairman since
                                                         June 1998, and Director
                                                         since January 1998 of
                                                         Morgan Stanley Trust.
                                                         Director of various
                                                         Morgan Stanley
                                                         subsidiaries. President
                                                         of the Morgan Stanley
                                                         Funds since May 1999.
                                                         Previously Chief
                                                         Executive Officer of Van
                                                         Kampen Funds Inc. from
                                                         December 2002 to July
                                                         2003, Chief Strategic
                                                         Officer of Morgan Stanley
                                                         Investment Advisors Inc.
                                                         and Morgan Stanley
                                                         Services Company Inc. and
                                                         Executive Vice President
                                                         of Morgan Stanley
                                                         Distributors Inc. from
                                                         April 1997 to June 1998.
                                                         Chief Executive Officer
                                                         from September 2002 to
                                                         April 2003 and Vice
                                                         President from May 1997
                                                         to April 1999 of the
                                                         Morgan Stanley Funds.

VAN KAMPEN BOND FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (59)    Trustee      Trustee     Advisory Director of           82       Trustee/Director/Managing
1221 Avenue of the Americas                  since 1999  Morgan Stanley. Prior to                General Partner of funds
New York, NY 10020                                       December 2002, Chairman,                in the Fund Complex.
                                                         Director, President,
                                                         Chief Executive Officer
                                                         and Managing Director of
                                                         Van Kampen Investments
                                                         and its investment
                                                         advisory, distribution
                                                         and other subsidiaries.
                                                         Prior to December 2002,
                                                         President and Chief
                                                         Executive Officer of
                                                         funds in the Fund
                                                         Complex. Prior to May
                                                         1998, Executive Vice
                                                         President and Director of
                                                         Marketing at Morgan
                                                         Stanley and Director of
                                                         Dean Witter, Discover &
                                                         Co. and Dean Witter
                                                         Realty. Prior to 1996,
                                                         Director of Dean Witter
                                                         Reynolds Inc.

Wayne W. Whalen* (66)           Trustee      Trustee     Partner in the law firm        82       Trustee/Director/Managing
333 West Wacker Drive                        since 1997  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                        Meagher & Flom LLP, legal               in the Fund Complex.
                                                         counsel to funds in the                 Director of the Abraham
                                                         Fund Complex.                           Lincoln Presidential
                                                                                                 Library Foundation.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN BOND FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                   POSITION(S)         LENGTH OF
NAME, AGE AND                       HELD WITH             TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (66)       Executive Vice            Officer     Executive Vice President and Principal Executive Officer of
1221 Avenue of the Americas  President and             since 2003  funds in the Fund Complex. Chief Executive Officer and
New York, NY 10020           Principal Executive                   Chairman of Investor Services. Managing Director of Morgan
                             Officer                               Stanley. Chief Administrative Officer, Managing Director and
                                                                   Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                                   Stanley Services Company Inc. and Managing Director and
                                                                   Director of Morgan Stanley Distributors Inc. Chief Executive
                                                                   Officer and Director of Morgan Stanley Trust. Executive Vice
                                                                   President and Principal Executive Officer of the
                                                                   Institutional and Retail Morgan Stanley Funds; Director of
                                                                   Morgan Stanley SICAV; previously Chief Global Operations
                                                                   Officer and Managing Director of Morgan Stanley Investment
                                                                   Management Inc.

Joseph J. McAlinden (62)     Executive Vice President  Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  and Chief Investment      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020           Officer                               Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Amy R. Doberman (43)         Vice President            Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (38)       Vice President            Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas  and Secretary             since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

VAN KAMPEN BOND FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                   POSITION(S)         LENGTH OF
NAME, AGE AND                       HELD WITH             TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (50)        Chief Compliance Officer  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza                                       since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (36)        Chief Financial Officer   Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas  and Treasurer             since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Fund's Chief Executive Officer has certified to the New York Stock Exchange that, as of July 18, 2005, he was not aware of any violation by the Fund of the NYSE corporate governance listing standards.

The certifications by the Fund's principal executive officer and principal financial officer required by Rule 30a-2 under the 1940 Act were filed with the Fund's report to the SEC on Form N-CSR and are available on the Securities and Exchange Commission's web site at http://www.sec.gov.

  Van Kampen Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  VBF ANR 8/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-01976P-Y06/05

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in March 2005 and a third time in August 2005. All three editions of Exhibit B are attached.

(d) Not applicable.

(e) Not applicable.

(f)
         (1)      The Fund's Code of Ethics is attached hereto as Exhibit 12A.

         (2)      Not applicable.

         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2004

                                      REGISTRANT          COVERED ENTITIES(1)
AUDIT FEES ...................     $        30,855                    N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES .     $             0        $       321,000(2)
          TAX FEES ...........     $         1,600(3)     $             0(4)
          ALL OTHER FEES .....     $             0        $             0(5)
TOTAL NON-AUDIT FEES .........     $         1,600        $       321,000

TOTAL ........................     $        32,455        $       321,000


2003

                                      REGISTRANT         COVERED ENTITIES(1)
AUDIT FEES ...................     $        28,080                    N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES .     $             0        $       230,000(2)
          TAX FEES ...........     $         1,550(3)     $             0(4)
          ALL OTHER FEES .....     $             0        $             0(6)
TOTAL NON-AUDIT FEES .........     $         1,550        $       230,000

TOTAL ........................     $        29,630        $       230,000

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

               AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval


----------

(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.


9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


         -   Van Kampen Investments Inc.

         -   Van Kampen Asset Management

         -   Van Kampen Advisors Inc.

         -   Van Kampen Funds Inc.

         -   Van Kampen Investor Services Inc.

         -   Morgan Stanley Investment Management Inc.

         -   Morgan Stanley Trust Company

         -   Morgan Stanley Investment Management Ltd.

         -   Morgan Stanley Investment Management Company

         -   Morgan Stanley Asset & Investment Trust Management Company Ltd.


(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Craig Kennedy, Jerry Choate and Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund invests in exclusively non-voting securities and therefore this item is not applicable to the Fund.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only for reports covering fiscal years on or after December 31, 2005.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Bond Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 23, 2005